Shareholder Report, Holdings (Details)	Sep. 30, 2024
Dreyfus Institutional Preferred Government Money Market Fund - Hamilton Shares | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.00%
Dreyfus Institutional Preferred Government Money Market Fund - Hamilton Shares | U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Dreyfus Institutional Preferred Government Money Market Fund - Hamilton Shares | U.S. Government Agencies Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Dreyfus Institutional Preferred Government Money Market Fund - Hamilton Shares | U.S. Treasury Floating Rate Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Dreyfus Institutional Preferred Government Money Market Fund - Hamilton Shares | U.S. Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Dreyfus Institutional Preferred Government Money Market Fund - Hamilton Shares | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.00%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares | U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares | U.S. Government Agencies Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares | U.S. Treasury Floating Rate Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares | U.S. Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)